Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill, for the years ended December 31, 2014, and 2013 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2013	$1,671	$597	$69	$6	$167	$2,510
Acquisition	—	9	—	—	-	9
Impact of foreign exchange	(14)	—	2	—	(3)	(15)
Balance at December 31, 2013	1,657	606	71	6	164	2,504
Acquisition	8	—	—	—	—	8
Impact of foreign exchange	(3)	(11)	(10)	(1)	(3)	(28)
Balance at December 31, 2014	$1,662	$595	$61	$5	$161	$2,484

Other Intangible Assets and Related Accumulated Amortization

As of December 31, 2014, and 2013, the Company’s other intangible assets and related accumulated amortization consisted of the following:

	2014				2013
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer Networks	15	$285	$131	$154	$252	$122	$130
Patents, concessions and licenses and other	5-25	1,701	1,281	420	1,505	1,097	408
		1,986	1,412	574	1,757	1,219	538
Other intangible assets not subject to amortization:
Trademarks		276	—	276	272	—	272
Total other intangible assets		$2,262	$1,412	$850	$2,029	$1,219	$810